Income Tax Expense - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Current income tax:
Current income tax on profits for the period	$ 273,836		$ 426,878	$ 771,378
Income tax on unappropriated retained earnings	66,066		85,607	159,744
Prior year income tax overestimation	(127,768)		(182,778)	(255,935)
Total current income tax	212,134		329,707	675,187
Deferred income tax:
Relating to origination and reversal of temporary differences	(4,617)		(29,046)	(87,012)
Income tax expense	$ 207,517	$ 6,328	$ 300,661	$ 588,175